Document Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jul. 24, 2011	Dec. 31, 2010
Document Entity Information [Abstract]
Document Type	10-K
Document period end date	Dec. 31, 2011
Amendment flag	false
Document Period Focus	Q4
Document Fiscal Year Focus	2011
Current fiscal year end date	--12-31
Entity central index key	0000759458
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Canandaigua National Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding		1,887,254
Entity public float			$ 196,091,000